Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2020
Entity Registrant Name	VALIC COMPANY I
Entity Central Index Key	0000719423
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 24, 2020
Document Effective Date	Sep. 28, 2020
Prospectus Date	Oct. 01, 2020
Asset Allocation Fund | Asset Allocation Fund
Prospectus:
Trading Symbol	VCAAX
Blue Chip Growth Fund | Blue Chip Growth Fund
Prospectus:
Trading Symbol	VCBCX
Capital Conservation Fund | Capital Conservation Fund
Prospectus:
Trading Symbol	VCCCX
Core Equity Fund | Core Equity Fund
Prospectus:
Trading Symbol	VCCEX
Dividend Value Fund | Dividend Value Fund
Prospectus:
Trading Symbol	VCIGX
Dynamic Allocation Fund | Dynamic Allocation Fund
Prospectus:
Trading Symbol	VDAFX
Emerging Economies Fund | Emerging Economies Fund
Prospectus:
Trading Symbol	VCGEX
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND
Prospectus:
Trading Symbol	VGREX
Global Strategy Fund | Global Strategy Fund
Prospectus:
Trading Symbol	VGLSX
Government Money Market I Fund | Government Money Market I Fund
Prospectus:
Trading Symbol	VCIXX
Government Securities Fund | Government Securities Fund
Prospectus:
Trading Symbol	VCGSX
Growth Fund | Growth Fund
Prospectus:
Trading Symbol	VCULX
Health Sciences Fund | Health Sciences Fund
Prospectus:
Trading Symbol	VCHSX
Inflation Protected Fund | Inflation Protected Fund
Prospectus:
Trading Symbol	VCTPX
International Equities Index Fund | International Equities Index Fund
Prospectus:
Trading Symbol	VCIEX
International Government Bond Fund | International Government Bond Fund
Prospectus:
Trading Symbol	VCIFX
International Growth Fund | International Growth Fund
Prospectus:
Trading Symbol	VCINX
International Socially Responsible Fund | International Socially Responsible Fund
Prospectus:
Trading Symbol	VCSOX
International Value Fund | International Value Fund
Prospectus:
Trading Symbol	VCFVX
Large Cap Core Fund | Large Cap Core Fund
Prospectus:
Trading Symbol	VLCCX
Large Capital Growth Fund | Large Capital Growth Fund
Prospectus:
Trading Symbol	VLCGX
Mid Cap Index Fund | Mid Cap Index Fund
Prospectus:
Trading Symbol	VMIDX
Mid Cap Strategic Growth Fund | Mid Cap Strategic Growth Fund
Prospectus:
Trading Symbol	VMSGX
Nasdaq-100 Index Fund | Nasdaq-100 Index Fund
Prospectus:
Trading Symbol	VCNIX
Science & Technology Fund | Science & Technology Fund
Prospectus:
Trading Symbol	VCSTX
Small Cap Aggressive Growth Fund | Small Cap Aggressive Growth Fund
Prospectus:
Trading Symbol	VSAGX
Small Cap Fund | Small Cap Fund
Prospectus:
Trading Symbol	VCSMX
Small Cap Index Fund | Small Cap Index Fund
Prospectus:
Trading Symbol	VCSLX
Small Cap Special Values Fund | Small Cap Special Values Fund
Prospectus:
Trading Symbol	VSSVX
Small-Mid Growth Fund | Small-Mid Growth Fund
Prospectus:
Trading Symbol	VSSGX
Stock Index Fund | Stock Index Fund
Prospectus:
Trading Symbol	VSTIX
Systematic Core Fund | Systematic Core Fund
Prospectus:
Trading Symbol	VCGAX
Systematic Value Fund | Systematic Value Fund
Prospectus:
Trading Symbol	VBCVX
Value Fund | Value Fund
Prospectus:
Trading Symbol	VAVAX